Capital management	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Capital management

Note 30 Capital management
Regulatory capital and capital ratios
OSFI formally establishes risk-based capital and leverage targets for deposit-taking institutions in Canada. We are required to calculate our capital ratios using the Basel III framework. Under Basel III, regulatory capital includes Common Equity Tier 1 (CET1), Tier 1 and Tier 2 capital. CET1 capital mainly consists of common shares, retained earnings and other components of equity. Regulatory adjustments under Basel III include deductions of goodwill and other intangibles, certain deferred tax assets, defined benefit pension fund assets, investments in banking, financial and insurance entities, and the shortfall of provisions to expected losses. Tier 1 capital comprises predominantly CET1 and Additional Tier 1 items including non-cumulative
preferred shares that meet certain criteria. Tier 2 capital includes subordinated debentures that meet certain criteria, certain loan loss allowances and non-controlling
interests in subsidiaries Tier 2 instruments. Total capital is the sum of CET1, additional Tier 1 capital and Tier 2 capital.
Regulatory capital ratios are calculated by dividing CET1, Tier 1 and Total capital by risk-weighted assets. The leverage ratio is calculated by dividing Tier 1 capital by an exposure measure. The exposure measure consists of total assets (excluding items deducted from Tier 1 capital) and certain off-balance
sheet items converted into credit exposure equivalents. Adjustments are also made to derivatives and secured financing transactions to reflect credit and other risks.

During 2019 and 2018, we complied with all Pillar 1 capital and leverage requirements, including the domestic stability buffer, imposed by OSFI.

	As at

(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	October 31 2019	October 31 2018
Capital (1)
CET1 capital	$62,184	$57,001
Tier 1 capital	67,861	63,279
Total capital	77,888	72,494
Risk-weighted Assets (RWA) used in calculation of capital ratios (1), (2)
CET1 capital RWA	$512,856	$495,528
Tier 1 capital RWA	512,856	495,993
Total capital RWA	512,856	496,459

Total capital RWA consisting of: (1)
Credit risk	$417,835	$401,534
Market risk	28,917	32,209
Operational risk	66,104	62,716
Total capital RWA	$512,856	$496,459
Capital ratios and Leverage ratio (1)
CET1 ratio	12.1%	11.5%
Tier 1 capital ratio	13.2%	12.8%
Total capital ratio	15.2%	14.6%
Leverage ratio	4.3%	4.4%
Leverage ratio exposure (billions)	$1,570	$1,451

(1)	Capital, RWA, and capital ratios are calculated using OSFI’s CAR guideline based on the Basel III framework. The Leverage ratio is calculated using OSFI Leverage Requirements Guideline based on the Basel III framework.
(2)	In fiscal 2018, amounts included CVA scalars of 80%, 83% and 86%, respectively.